EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2013	2014	2015
	Continuing Operations	Continuing Operations
	(EUR in millions)
Equity method investments	72	80	36
Revenue	115	150	80
Gross profit	42	49	17
Net earnings /(loss)	(4)	(3)	9
Group’s equity in net earnings	2	8	4
Dividends received by the Group	25	2	1
Balance Sheet data as at December 31
Current assets	436	102	68
Non-current assets	231	236	70
Current liabilities	370	29	14
Non-current liabilities	192	204	58
Net assets	105	105	66
Group’s equity in net assets	40	45	37